Line of Credit and Notes Payable - Line of credit amendment (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2023	Nov. 29, 2021	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 28, 2024
Note Payable
Notes payable, net of discount			$ 1,939,783	$ 1,939,783	$ 220,000
iDoc
Note Payable
Principal balance of promissory note					$ 200,000		$ 224,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember			us-gaap:PrimeRateMember
Notes payable, net of discount					$ 3,497,680
Line of credit issued November 29, 2021
Note Payable
Principal balance of promissory note		$ 500,000
Basis spread on the variable rate (in %)	3.00%	1.25%		8.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember
Notes payable, net of discount			456,097	$ 456,097
Total interest expense			10,823	11,697
Accrued interest			$ 40,191	$ 40,191
Line of credit issued November 29, 2021 | iDoc
Note Payable
Principal balance of promissory note		$ 500,000
Basis spread on the variable rate (in %)		1.25%
Increase in interest rate (as a percent)		3.00%
Effective interest rate (in percent)					8.50%
Notes payable, net of discount					$ 456,097	$ 495,000
Total interest expense					11,184	30,863
Accrued interest					$ 4,201	$ 1,004